Risk Report - Asset Quality (Tables)	12 Months Ended
Dec. 31, 2022
Asset Quality [Abstract]
Overview of financial assets subject to impairment [text block table]	Overview of financial assets subject to impairment Dec 31, 2022 Dec 31, 2021 in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total Amortized cost¹ Gross carrying amount 729,021 45,335 11,379 1,041 786,776 711,021 40,653 11,326 1,297 764,298 Allowance for credit losses² 533 626 3,656 180 4,995 440 532 3,740 182 4,895 of which Loans Gross carrying amount 440,556 43,711 10,686 1,027 495,979 425,342 38,809 10,653 1,272 476,077 Allowance for credit losses² 507 619 3,491 174 4,790 421 530 3,627 177 4,754 Fair value through OCI Fair value 31,123 482 70 0 31,675 28,609 326 44 0 28,979 Allowance for credit losses 14 12 43 0 69 15 10 16 0 41 Off-balance sheet Notional amount 296,062 18,478 2,625 8 317,173 276,1574 14,498 2,582 11 293,2484 Allowance for credit losses³ 144 97 310 0 551 108 111 225 0 443 1 Financial assets at amortized cost consist of: loans at amortized cost, cash and central bank balances, Interbank balances (w/o central banks), central bank funds sold and securities purchased under resale agreements, securities borrowed and certain subcategories of other assets. 2 Allowance for credit losses do not include allowance for country risk amounting to € 14 million as of December 31, 2022 and € 4 million as of December 31, 2021. 3 Allowance for credit losses do not include allowance for country risk amounting to € 9 million as of December 31, 2022 and € 6 million as of December 31, 2021. 4 Prior year’s comparatives aligned to presentation in the current year.
Financial Assets at amortized cost - Development of exposures in the reporting period [text block table]	Development of exposures in the current reporting period Dec 31, 2022 Gross carrying amount in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 711,021 40,653 11,326 1,297 764,298 Movements in financial assets including new business and credit extensions 113,427 5,554 923 (1) 119,902 Transfers due to changes in creditworthiness (2,101) 666 1,435 0 0 Changes due to modifications that did not result inderecognition 0 (0) (6) 0 (6) Changes in models 0 0 0 0 0 Financial assets that have been derecognized during the period (103,660) (2,177) (2,583) (258) (108,679) Recovery of written off amounts 0 0 68 3 71 Foreign exchange and other changes 10,334 639 216 0 11,189 Balance, end of reporting period 729,021 45,335 11,379 1,041 786,776 Development of exposures in the previous reporting period Dec 31, 2021 Gross carrying amount in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 651,637 35,372 10,655 1,729 699,393 Movements in financial assets including new business and credit extensions 79,619 7,507 305 (101) 87,330 Transfers due to changes in creditworthiness (155) (1,109) 1,264 0 0 Changes due to modifications that did not result inderecognition (1) (0) (16) 0 (17) Changes in models 0 0 0 0 0 Financial assets that have been derecognized during the period (34,157) (1,891) (1,271) (372) (37,691) Recovery of written off amounts 0 0 55 23 78 Foreign exchange and other changes 14,078 774 333 19 15,204 Balance, end of reporting period 711,021 40,653 11,326 1,297 764,298
Financial Assets at amortized cost - Development of allowance for credit losses in the reporting period [text block table]	Development of allowance for credit losses in the current reporting period Dec 31, 2022 Allowance for Credit Losses² in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI⁴ Total Balance, beginning of year 440 532 3,740 182 4,895 Movements in financial assets including new business and credit extensions (32) 204 887 22 1,081 Transfers due to changes in creditworthiness 122 (121) (0) N/M 0 Changes due to modifications that did not result inderecognition N/M N/M N/M N/M N/M Changes in models 00 0 0 0 0 Financial assets that have been derecognized during the period³ 0 0 (1,014) (28) (1,043) Recovery of written off amounts 0 0 68 3 71 Foreign exchange and other changes 2 12 (25) 1 (10) Balance, end of reporting period 533 626 3,656 180 4,995 Provision for Credit Losses excluding country risk¹ 90 82 886 22 1,081 1 Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk. 2Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2022. 3 This position includes charge offs of allowance for credit losses. 4 The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 46 million in 2022 and € 0 million in 2021. Dec 31, 2021 Allowance for Credit Losses² in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI⁴ Total Balance, beginning of year 544 648 3,614 139 4,946 Movements in financial assets including new business and credit extensions (245) 85 615 26 480 Transfers due to changes in creditworthiness 138 (197) 58 N/M 0 Changes due to modifications that did not result inderecognition N/M N/M N/M N/M N/M Changes in models 0 0 0 0 0 Financial assets that have been derecognized during the period³ 0 0 (561) (5) (566) Recovery of written off amounts 0 0 55 23 78 Foreign exchange and other changes 3 (4) (41) (0) (43) Balance, end of reporting period 440 532 3,740 182 4,895 Provision for Credit Losses excluding country risk¹ (107) (112) 673 26 480 1 Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk. 2Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2021. 3 This position includes charge offs of allowance for credit losses. 4 The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2021 and € 46 million in 2020 (Prior year’s comparatives aligned to presentation in the current year).
Financial Assets at amortized cost by business division [text block table]
Financial assets at amortized cost by business division
	Dec 31, 2022
	Gross Carrying Amount¹					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	114,983	11,030	2,879	0	128,892	91	99	963	0	1,153
Investment Bank	164,443	10,288	2,375	1,041	178,147	145	89	491	180	904
Private Bank	243,896	22,609	5,870	0	272,375	283	433	2,167	0	2,883
Asset Management	1,861	49	0	0	1,910	0	0	0	0	0
Capital Release Unit	1,769	115	115	0	2,000	1	2	34	0	36
Corporate & Other	202,069	1,244	140	0	203,453	13	4	1	0	18
Total	729,021	45,335	11,379	1,041	786,776	533	626	3,656	180	4,995

[1] Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other.
	Dec 31, 2021
	Gross Carrying Amount¹					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	116,332	10,165	2,113	0	128,611	56	83	901	0	1,040
Investment Bank	147,177	9,783	2,487	1,264	160,711	106	78	356	182	723
Private Bank	235,067	19,526	6,496	33	261,122	269	365	2,383	0	3,018
Asset Management	2,218	58	0	0	2,276	1	1	0	0	2
Capital Release Unit	2,743	210	212	0	3,165	2	1	99	0	103
Corporate & Other	207,485	910	18	0	208,413	6	3	1	0	10
Total	711,021	40,653	11,326	1,297	764,298	440	532	3,740	182	4,895

[1]Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other.

Financial Assets at amortized cost by industry sector [text block table]	Financial assets at amortized cost by industry sector The below table gives an overview of the Group’s asset quality by industry and is based on the NACE code of the counterparty. NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) is a standard European industry classification system. Dec 31, 2022 Gross Carrying Amount Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total Agriculture, forestry and fishing 425 76 23 0 525 1 1 8 0 10 Mining and quarrying 2,227 137 70 0 2,434 4 5 23 0 32 Manufacturing 25,151 4,670 1,163 84 31,068 35 64 519 3 620 Electricity, gas, steam and air conditioning supply 6,226 563 51 0 6,839 4 5 33 0 42 Water supply, sewerage, waste management and remediation activities 624 63 39 0 726 1 1 6 0 8 Construction 3,453 540 203 87 4,282 5 9 91 10 115 Wholesale and retail trade, repair of motor vehicles and motorcycles 18,710 2,530 733 31 22,004 20 30 383 3 437 Transport and storage 5,233 642 225 28 6,127 9 8 65 (0) 83 Accommodation and food service activities 1,385 466 112 6 1,969 2 5 59 1 67 Information and communication 7,096 614 127 17 7,854 14 13 94 0 122 Financial and insurance activities 356,491 8,991 1,999 402 367,883 129 73 472 46 720 Real estate activities 41,450 6,345 896 238 48,929 30 22 116 71 239 Professional, scientific and technical activities 6,147 721 218 1 7,087 6 9 104 0 119 Administrative and support service activities 8,429 1,003 383 18 9,833 9 13 94 6 121 Public administration and defense, compulsory social security 30,984 418 923 0 32,325 15 0 17 0 33 Education 205 41 4 0 251 0 1 2 0 3 Human health services and social work activities 4,188 351 83 0 4,622 8 12 12 0 32 Arts, entertainment and recreation 922 185 28 1 1,137 1 5 2 0 9 Other service activities 7,198 818 226 123 8,365 10 6 133 25 174 Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use 202,435 16,160 3,874 6 222,475 229 343 1,423 15 2,010 Activities of extraterritorial organizations and bodies 41 0 0 0 41 0 0 0 0 0 Total 729,021 45,335 11,379 1,041 786,776 533 626 3,656 180 4,995 Dec 31, 2021 Gross Carrying Amount Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total Agriculture, forestry and fishing 544 73 29 0 646 1 1 11 0 12 Mining and quarrying 2,771 95 63 0 2,929 3 0 13 0 17 Manufacturing 31,776 3,466 957 97 36,296 24 36 481 3 543 Electricity, gas, steam and air conditioning supply 4,414 174 117 0 4,705 2 2 41 0 45 Water supply, sewerage, waste management and remediation activities 580 51 50 0 680 1 2 8 0 11 Construction 3,672 375 271 128 4,446 8 5 178 (1) 190 Wholesale and retail trade, repair of motor vehicles and motorcycles 19,582 1,355 747 32 21,717 18 19 397 3 436 Transport and storage 4,513 862 378 29 5,782 12 12 72 (0) 96 Accommodation and food service activities 1,356 769 122 18 2,265 1 9 62 (2) 70 Information and communication 6,431 257 157 16 6,860 10 4 98 0 112 Financial and insurance activities 359,874 6,711 1,756 491 368,832 94 48 2451 54 442 Real estate activities 34,827 5,339 1,115 271 41,551 16 22 97 55 190 Professional, scientific and technical activities 6,017 751 225 34 7,027 6 9 107 0 122 Administrative and support service activities 9,477 1,767 467 24 11,736 11 21 132 4 167 Public administration and defense, compulsory social security 18,174 2,073 49 0 20,295 5 11 5 0 21 Education 190 34 5 0 228 0 1 2 0 3 Human health services and social work activities 3,620 331 105 0 4,056 4 6 18 0 28 Arts, entertainment and recreation 690 371 11 1 1,073 2 3 3 1 8 Other service activities 8,564 920 225 140 9,850 6 12 1161 49 183 Activities of households as employers, undifferentiated goods- and services- producing activities of households for own use 193,909 14,880 4,477 16 213,282 218 309 1,653 16 2,196 Activities of extraterritorial organizations and bodies 40 0 1 0 41 0 0 1 0 1 Total 711,021 40,653 11,326 1,297 764,298 440 532 3,740 182 4,895 1Prior year’s comparatives aligned to presentation in the current year.
Financial Assets at amortized cost by region [text block table]	Financial assets at amortized cost by region Dec 31, 2022 Gross Carrying Amount Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total Germany 324,716 19,904 3,689 0 348,310 201 333 1,619 13 2,166 Western Europe(excluding Germany) 141,935 9,828 3,171 712 155,646 178 194 1,224 162 1,758 Eastern Europe 8,050 1,174 386 0 9,609 3 7 97 0 107 North America 173,084 10,504 1,628 149 185,366 81 55 289 5 431 Central and South America 4,525 253 82 5 4,865 6 2 5 0 12 Asia/Pacific 58,621 2,967 1,475 112 63,174 40 28 330 3 400 Africa 3,144 177 843 0 4,164 8 0 7 0 15 Other 14,946 527 105 63 15,642 16 6 86 (4) 105 Total 729,021 45,335 11,379 1,041 786,776 533 626 3,656 180 4,995 Dec 31, 2021 Gross Carrying Amount Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total Germany 317,217 17,941 3,581 33 338,773 191 298 1,653 14 2,156 Western Europe(excluding Germany) 134,187 9,224 3,652 937 148,000 134 156 1,5331 150 1,973 Eastern Europe 6,818 494 99 0 7,412 2 4 53 0 59 North America 174,574 8,853 2,131 145 185,703 53 55 180 16 304 Central and South America 3,908 206 197 7 4,318 3 0 13 2 18 Asia/Pacific 58,984 2,351 1,518 137 62,990 45 8 227 2 282 Africa 2,081 1,319 39 0 3,439 3 11 1 0 16 Other 13,252 263 110 38 13,664 10 0 791 (2) 88 Total 711,021 40,653 11,326 1,297 764,298 440 532 3,740 182 4,895 1Prior year’s comparatives aligned to presentation in the current year.
Financial Assets at amortized cost by rating class [text block table]	Financial assets at amortized cost by rating class Dec 31, 2022 Gross Carrying Amount Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total iAAA–iAA 251,598 228 0 0 251,826 3 0 0 0 3 iA 106,548 580 0 14 107,142 9 1 0 0 10 iBBB 172,643 6,246 0 0 178,889 63 21 0 0 84 iBB 159,538 14,891 0 0 174,429 212 91 0 0 302 iB 35,626 17,717 0 14 53,358 218 276 0 6 501 iCCC and below 3,068 5,672 11,379 1,013 21,132 28 237 3,656 174 4,095 Total 729,021 45,335 11,379 1,041 786,776 533 626 3,656 180 4,995 Dec 31, 2021 Gross Carrying Amount Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total iAAA–iAA 257,805 471 0 0 258,276 2 0 0 0 2 iA 99,418 1,325 0 9 100,753 6 1 0 0 7 iBBB 163,434 3,938 0 0 167,371 39 12 0 0 51 iBB 152,040 11,898 0 0 163,938 150 71 0 0 221 iB 33,572 17,942 0 16 51,530 205 253 0 6 463 iCCC and below 4,752 5,079 11,326 1,272 22,430 39 195 3,740 177 4,151 Total 711,021 40,653 11,326 1,297 764,298 440 532 3,740 182 4,895
Collateral held against Financial Assets at amortized in stage 3 [text block table]	Collateral held against financial assets at amortized cost in Stage 3 Dec 31, 2022 Dec 31, 2021 in € m. Gross CarryingAmount Collateral Guarantees Gross CarryingAmount Collateral Guarantees Financial Assets at Amortized Cost (Stage 3)¹ 11,379 3,431 1,439 11,326 4,140 496 1 Stage 3 consists here only of non-POCI assets.
Modified assets at amortized cost [text block table]	Modified Assets at Amortized Cost Dec 31, 2022 Dec 31, 2021 in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total Amortized cost carrying amount prior to modification 0 0 47 0 47 0 22 17 0 40 Net modification gain/losses recognized 0 (0) (6) 0 (6) (1) 0 (16) 0 (16)
Off-balance sheet development of nominal [text block table]	Development of nominal amount in the current reporting period Dec 31, 2022 Nominal Amount in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 276,157 14,498 2,582 11 293,248 Movements including new business 16,078 361 62 (3) 16,498 Transfers due to changes in creditworthiness (3,047) 3,166 (119) 0 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes 6,874 452 100 (0) 7,427 Balance, end of reporting period 296,062 18,478 2,625 8 317,173 of which: Financial guarantees 61,083 5,283 971 0 67,337 Development of nominal amount in the previous reporting period Dec 31, 2021 Nominal Amount in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 251,7951 8,723 2,587 1 263,1061 Movements including new business 18,247 3,236 (273) 10 21,220 Transfers due to changes in creditworthiness (2,177) 2,019 158 0 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes 8,292 521 110 0 8,923 Balance, end of reporting period 276,1571 14,498 2,582 11 293,2481 of which: Financial guarantees 55,477 2,975 1,036 0 59,488 1Prior year’s comparatives aligned to presentation in the current year.
Off-balance sheet development of allowance for credit losses [text block table]	Dec 31, 2022 Allowance for Credit Losses2 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 108 111 225 0 443 Movements including new business 21 (1) 78 0 99 Transfers due to changes in creditworthiness 12 (15) 3 0 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes 4 3 3 0 9 Balance, end of reporting period 144 97 310 0 551 of which: Financial guarantees 95 56 226 0 378 Provision for Credit Losses excluding country risk1 33 (16) 82 0 99 1 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models. 2 Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2022. Development of allowance for credit losses in the previous reporting period Dec 31, 2021 Allowance for Credit Losses2 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 144 74 200 0 419 Movements including new business (43) 38 18 0 13 Transfers due to changes in creditworthiness 3 (5) 2 0 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes 3 3 6 0 12 Balance, end of reporting period 108 111 225 0 443 of which: Financial guarantees 69 64 164 0 297 Provision for Credit Losses excluding country risk1 (40) 33 19 0 13 1 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models. 2 Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of December 31, 2021.
Forborne financial assets at amortized cost [text block table]	Forborne financial assets at amortized cost Dec 31, 2022 Dec 31, 2021 Performing Non-performing Totalforborneloans atamortizedcost Performing Non-performing Totalforborneloans atamortizedcost in € m. Stage 1 Stage 2 Stage 1 Stage 2 Stage 3 Stage 1 Stage 2 Stage 1 Stage 2 Stage 3 German 729 1,563 0 21 1,066 3,379 690 1,903 0 17 1,056 3,665 Non-German 1,254 3,139 60 13 3,299 7,764 2,478 3,489 135 25 3,949 10,076 Total 1,983 4,702 60 34 4,365 11,143 3,168 5,391 135 42 5,004 13,741
Collateral obtained during the reporting periods IFRS 9 [text block table]	Collateral Obtained during the reporting period in € m. 2022 2021 Commercial real estate 2 0 Residential real estate1 1 2 Other 0 0 Total collateral obtained during the reporting period 4 2 1 Carrying amount of foreclosed residential real estate properties amounted to € 62 million as of December 31, 2022 and € 67 million as of December 31,2021.
Development of forborne financial assets at amortized cost [text block table]	Development of forborne financial assets at amortized cost in € m. Dec 31, 2022 Dec 31, 2021 Balance beginning of period 13,741 13,459 Classified as forborne during the year 3,196 4,945 Transferred to non-forborne during the year (including repayments) (5,899) (4,934) Charge-offs (142) (43) Exchange rate and other movements 248 313 Balance end of period 11,143 13,741